Selling expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total selling expenses	kr (79,404)	kr (182,597)
Staff Costs [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(67,786)	(145,407)
Advertising Costs [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(556)	(8,678)
Professional Services [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(8,324)	(7,820)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(1,814)
I T And Software Expenses [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(171)	(3,495)
Other Costs [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	kr (753)	kr (17,197)